DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX

Driehaus Global Growth Fund *DRGGX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 21, 2012 to

Prospectus dated April 29, 2012

On September 20, 2012, the Board of Trustees of Driehaus Mutual Funds (the “Trust”) approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and Driehaus Capital Management LLC (the “Adviser”). The reduction in each Fund’s management fee will become effective on January 1, 2013.

Accordingly, effective January 1, 2013, the following changes are hereby made to the Funds’ Prospectus:

1.	Under the section entitled “Fees and Expenses of the Fund” on page 1, the Annual Fund Operating Expenses and Expense Example for the Driehaus International Discovery Fund are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee *	1.35%
Other Expenses	0.22%

Total Annual Fund Operating Expenses	1.57%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$160	$496	$855	$1,867

2.	Under the section entitled “Fees and Expenses of the Fund” on page 19, the Annual Fund Operating Expenses and Expense Example for the Driehaus Global Growth Fund are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee *	1.15%
Other Expenses	0.63%

Total Annual Fund Operating Expenses	1.78%

*	The management fee has been restated to reflect the reduction in rate, effective January 1, 2013.

Expense Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$181	$560	$964	$2,095

3.	Under the section entitled “Management of the Funds” on page 43, the information for Driehaus International Discovery Fund and Driehaus Global Growth Fund contained in the table and footnotes reflecting the annual investment management fees is changed to the following:

Fund	As a percentage of average daily net assets
Driehaus International Discovery Fund	1.50%[1]
Driehaus Global Growth Fund	1.25%[4]

[1]

The Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets; 1.35% on the next $500 million; and 1.25% of average daily net assets in excess of $1 billion. Effective January 1, 2013, the Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.35% on the first $1 billion of average daily net assets and 1.25% of average daily net assets in excess of $1 billion.

[4]	Effective January 1, 2013, the Fund pays the Adviser an annual management fee on a monthly basis of 1.15%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.

DRIEHAUS MUTUAL FUNDS

Driehaus International Discovery Fund *DRIDX

Driehaus Emerging Markets Growth Fund *DREGX

Driehaus Emerging Markets Small Cap Growth Fund *DRESX

Driehaus International Small Cap Growth Fund *DRIOX

Driehaus Global Growth Fund *DRGGX

Driehaus Mid Cap Growth Fund *DRMGX

Driehaus Large Cap Growth Fund *DRLGX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 21, 2012 to

Statement of Additional Information (“SAI”) dated April 29, 2012

At a Special Meeting of Shareholders of Driehaus Mutual Funds (the “Trust”) held on November 27, 2012, the Trust’s shareholders approved the election of the following persons to the Board of Trustees of the Trust (the “Board”): Theodore J. Beck,

Richard H. Driehaus, Francis J. Harmon, A.R. Umans, Dawn M. Vroegop and Daniel F. Zemanek. Mr. Beck, Mr. Harmon, Mr. Umans, Ms. Vroegop and Mr. Zemanek are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”). Mr. Driehaus is considered an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the Trust’s investment adviser, Driehaus Capital Management LLC (the “Adviser”), and the distributor, Driehaus Securities LLC, and has a controlling interest in each. Prior to their election as Independent Trustees of the Trust, Mr. Beck and Ms. Vroegop served as Advisory Board Members. At a Meeting of the Board held on November 27, 2012, the Board elected Mr. Beck and Ms. Vroegop to serve as members of the Audit Committee and the Nominating and Governance Committee, along with the other Independent Trustees.

Accordingly, any references in the Funds’ SAI to Mr. Beck and Ms. Vroegop as Advisory Board Members are modified to reflect that they are Independent Trustees. All other references to Advisory Board Members are removed in their entirety. The following changes are also hereby made to the Funds’ SAI:

1.	The following information has been added to the table under the heading “INDEPENDENT TRUSTEES” beginning on page 19:

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee/Advisory Board Member During the Past 5 Years
INDEPENDENT TRUSTEES:
Theodore J. Beck c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1952	Trustee	Since 2012	President and Chief Executive Officer, National Endowment for Financial Education, 2005 to present; Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin-Madison, 1999-2005.

President’s Advisory Council on Financial Capability since 2010;

Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion since 2007; Jump$tart Coalition for Personal Financial Literacy since 2006; Wisconsin Alumni Association Board since 2006; President’s Advisory Council on Financial Literacy from 2008-2010; Wilshire Variable Insurance Trust, 2008-2010; Wilshire Mutual Funds, Inc., 2008-2010.

Dawn M. Vroegop c/o Driehaus Capital Management LLC 25 East Erie Street Chicago, IL 60611 YOB: 1966	Trustee	Since 2012	Managing Director, Dresdner RCM Global Investors from September 1999 to September 2003.

Independent Trustee, Met

Investors Series Trust since December 2000; Governance Chair since 2006, Investment Committee Chair since 2008, Met Investor Series Trust; Director, Metropolitan Series Fund, Inc. since May 2009; Director and Investment Committee Chair, City College of San Francisco Foundation since 2003.

2.	The section entitled “Leadership Structure and Board of Trustees” beginning on page 22 is amended to include the following:

Theodore J. Beck. Prior to his election as Trustee of the Trust, Mr. Beck served as an Advisory Board Member of the Trust since 2011. He is currently President and Chief Executive Officer of the National Endowment for Financial Education. Mr. Beck previously served as Associate Dean for Executive Education and Corporate Relations and President for the Center for Advanced Studies in Business at the University of Wisconsin- Madison from 1999 to 2005. He also serves on the Boards of the President’s Advisory Council on Financial Capability, the Federal Deposit Insurance Corporation Advisory Committee on Economic Inclusion, the Jump$tart Coalition for Personal Financial Literacy and the Wisconsin Alumni Association Board. He previously has served on the Boards of the President’s Advisory Council on Financial Literacy, Wilshire Mutual Funds, Inc. and Wilshire Variable Insurance Trust.

Dawn M. Vroegop. Prior to her election as Trustee of the Trust, Ms. Vroegop has served as an Advisory Board Member of the Trust since 2011. From 1999 to 2003, Ms. Vroegop served as a Managing Director of Dresdner RCM Global Investors. She currently serves on the Board of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Ms. Vroegop has served as the Governance Chair of the Met Investors Series Trust since 2006 and as the Investment Committee Chair since 2008. She also is a Director and the Investment Committee Chair of the City College of San Francisco Foundation.

3.	The information under the section entitled “TRUSTEES’ OWNERSHIP OF TRUST SHARES” beginning on page 26 is deleted in its entirety and replaced with the following:

The following table sets forth, for each Trustee, the dollar range of shares beneficially owned in each Fund, as well as the aggregate dollar range of shares beneficially owned in all series of the Trust, as of June 30, 2012.

	Interested Trustee	Non-Interested Trustees
Name of Fund	Richard H. Driehaus	Theodore J. Beck	Francis J. Harmon	A.R. Umans	Dawn M. Vroegop	Daniel F. Zemanek

Driehaus International Discovery Fund	Over $100,000	None	$10,001- $50,000	$10,001- $50,000	None	$50,001- $100,000

Driehaus Emerging Markets Growth Fund	Over $100,000	$10,001- $50,000	$50,001- $100,000	$1- $10,000	None	$50,001- $100,000

Driehaus Emerging Markets Small Cap Growth Fund	Over $100,000	None	None	None	None	None

Driehaus International Small Cap Growth Fund	Over $100,000	None	$50,001- $100,000	$10,001- $50,000	None	Over $100,000

Driehaus Global Growth Fund	Over $100,000	None	None	$10,001- $50,000	None	$50,001- $100,000

Driehaus Mid Cap Growth Fund	None	None	None	$10,001- $50,000	None	$10,001- $50,000

Driehaus Large Cap Growth Fund	None	None	None	$10,001- $50,000	None	$10,001- $50,000

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Trust	Over $100,000	$10,001- $50,000	Over $100,000	Over $100,000	$10,001-$50,000	Over $100,000

As of June 30, 2012, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the shares of the Driehaus Emerging Markets Growth Fund and the Driehaus Mid Cap Growth Fund. The table below sets forth the amount of Fund shares owned by the officers and Trustees as of June 30, 2012 in the remaining Funds:

Fund	% Owned
Driehaus International Discovery Fund	1.02%
Driehaus Emerging Markets Small Cap Growth Fund	29.69%
Driehaus International Small Cap Growth Fund	4.70%
Driehaus Global Growth Fund	25.58%
Driehaus Large Cap Growth Fund	1.07%

Additionally, on September 20, 2012, the Board approved reductions in the management fees for the Driehaus International Discovery Fund and the Driehaus Global Growth Fund pursuant to the amended investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser. The reduction in each Fund’s management fee will become effective on January 1, 2013. Accordingly, effective January 1, 2013, the following changes are hereby made to the Funds’ SAI:

1.	The fourth paragraph under the section entitled “INVESTMENT ADVISORY SERVICES” beginning on page 43 is deleted in its entirety and replaced with the following:

Effective January 1, 2013, the Driehaus International Discovery Fund pays the Adviser an annual management fee on a monthly basis as follows: 1.35% on the first $1 billion of average daily net assets and 1.25% of average daily net assets in excess of $1 billion. Prior to January 1, 2013, the Driehaus International Discovery Fund paid the Adviser an annual management fee on a monthly basis as follows: 1.50% on the first $500 million of average daily net assets; 1.35% on the next $500 million and 1.25% of average daily net assets in excess of $1 billion.

2.	The fifth sentence in the fifth paragraph under the section entitled “INVESTMENT ADVISORY SERVICES” beginning on page 43 is deleted in its entirety and replaced with the following:

Effective January 1, 2013, the Driehaus Global Growth Fund pays the Adviser an annual management fee on a monthly basis of 1.15%. Prior to January 1, 2013, the Driehaus Global Growth Fund paid the Adviser an annual management fee on a monthly basis of 1.25% of average daily net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (800) 560-6111.